OPTIONS AND WARRANTS	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements
OPTIONS AND WARRANTS

NOTE 9 – OPTIONS AND WARRANTS

On June 15, 2013, the Company entered into an employee agreement with Eric Clemons. The agreement calls for an issuance of options to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.50, subject to a vesting schedule. Fair Market Value of these options was approximately $821,625. As of June 30, 2013, 200,000 options to purchase the Company’s common stock have vested. The company recognized an expense of $164,335.

On June 15, 2013, the Company entered into an employee agreement with Wesley Tate. The agreement calls for an issuance of options to purchase up to 500,000 shares of the Company’s common stock at an exercise price of $0.50, subject to a vesting schedule. Fair Market Value of these options was approximately $410,825. As of June 30, 2013, 100,000 options to purchase the Company’s common stock have vested. The company recognized an expense of $82,165.

On July 1, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 25,000 restricted common shares along with warrants to purchase an additional 12,500 shares with an exercise price of $0.80 and are exercisable for term of two years (see Note 8).

On May 17, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 50,000 restricted common shares along with warrants to purchase an additional 25,000 shares with an exercise price of $0.80 and are exercisable for term of two years (see Note 8). The warrants expired May 2013.

On September 24, 2012, the Company entered into an agreement with medical device product development company Sonos Models, Inc. (“Sonos”) to build up to three medical device prototypes to be used for testing. The agreement calls for a total cash payment of up to $400,000 and the issuance of warrants to purchase up to 650,000 shares of the Company’s common stock, with the cash payments and warrants to be issued in stages once certain developmental thresholds are achieved.

Upon signing the agreement the Company issued Sonos warrants to purchase 50,000 shares of the Company’s common stock, valued at $108,500 (based on the fair market value on the date of grant). The warrants are immediately exercisable, cashless at the option of the holder, and have a term of three years and an exercise price of $0.20 per share.

The Company analyzed the warrants issued (“Warrants”) in accordance with ASC Topic 815 to determine whether the Warrants meet the definition of a derivative under ASC Topic 815 and, if so, whether the Warrants meet the scope exception of ASC Topic 815, which is that contracts issued or held by the reporting entity that are both (1) indexed to its own stock and (2) classified in stockholders’ equity shall not be considered to be derivative instruments for purposes of ASC Topic 815. The provisions of ASC Topic 815 subtopic 40 “Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock” (“ASC Topic 815 subtopic 40”) apply to any freestanding financial instruments or embedded features that have the characteristics of a derivative, as defined by ASC Topic 815 and to any freestanding financial instruments that are potentially settled in an entity’s own common stock. The Company concluded these warrants should be treated as equity since they contain no provisions which would require the Company to account for the warrants as a derivative liability.

During the year ended June 30, 2013, the Company issued 50,000 warrants. Using Black-Scholes, with a volatility of 235.52%, a risk-free interest rate of 0.27% and 0% dividend yield, these warrants were valued at $108,000 and expensed as Research and Development.

The options were valued on the date of issuance using the Black-Scholes value option pricing model with the following inputs: volatility of 100%; risk-free interest rate of 1.04%; expected term of 5 years; and 0% dividend yield.

The following represents a summary of the Warrants outstanding at June 30, 2013 and 2012 and changes during the years then ended:

	2013		2012
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	37,500	$0.80	25,000	$0.80
Granted	50,000	0.20	12,500	0.80
Exercised	-	-	-	-
Expired/Forfeited	(25,000)	0.30	-	-
Outstanding, end of year	62,500	$0.32	37,500	$0.80
Exercisable at the end of the year	62,500	$0.32	37,500	$0.80
Incurred Expense	$108,000		-

The following represents a summary of the Options outstanding at June 30, 2013 and 2012 and changes during the years then ended:

	2013		2012
	Options	Options Average Exercise Price	Options	Options Average Exercise Price
Outstanding, beginning of year	-	$-	-	$-
Granted	1,500,000	0.50	-	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding, end of year	1,500,000	$0.50	-	$-
Exercisable at the end of the year	300,000	$0.50	-	$-
Expected to be vested	1,200,000	$0.50
Incurred Expense	$246,500		-